EARNINGS PER SHARE (Details 1) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Excluded from computation of diluted net loss per share	8,561,476	4,203,063
Warrants [Member]
Excluded from computation of diluted net loss per share	8,561,476	4,194,236
Convertible Debt [Member]
Excluded from computation of diluted net loss per share		8,827